Stock Options Granted (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended		4 Months Ended		12 Months Ended				8 Months Ended	12 Months Ended
	Dec. 31, 2012		Apr. 30, 2012 TransUnion Corp-Predecessor		Dec. 31, 2011 TransUnion Corp-Predecessor		Dec. 31, 2010 TransUnion Corp-Predecessor		Dec. 31, 2012 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning, Outstanding Shares			3,228,358		3,022,658
Outstanding Shares Vested and expected to vest	6,115,889
Shares, Granted			55,600		342,000		3,104,658		6,619,789
Shares, Exercisable Vested and expected to vest
Shares, Exercised			(2,100)		(6,500)
Shares, Forfeited			(71,004)		(129,200)		(82,000)		(86,980)
Shares, Expired			(1,200)		(600)
Shares, Cancelled			(3,209,654)
Ending, Outstanding Shares					3,228,358		3,022,658		6,532,809	6,532,809
Beginning , Weighted Average Exercise Price			$ 24.72	[1]	$ 24.37	[1]
Weighted Average Exercise Price, Granted			$ 44.47	[1]	$ 28.25	[1]	$ 24.37	[1]		$ 6.65	[1]
Weighted Average Exercise Price, Exercised			$ 24.37	[1]	$ 24.37	[1]
Weighted Average Exercise Price, Forfeited			$ 26.35	[1]	$ 25.77	[1]	$ 24.37	[1]		$ 6.65	[1]
Weighted Average Exercise Price, Expired			$ 24.37	[1]	$ 24.37	[1]
Weighted Average Exercise Price, Cancelled			$ 25.03	[1]
Ending, Weighted Average Exercise Price					$ 24.72	[1]	$ 24.37	[1]	$ 6.65 [1]	$ 6.65	[1]
Outstanding Vested and expected to vest Weighted Average Exercise Price	$ 6.65	[1]
Ending, Aggregate Intrinsic Value					$ 63.7
Exercisable Vested and expected to vest, Weighted Average Exercise Price		[1]
Ending, Weighted Average Remaining Contractual Term					8 years 7 months 6 days		9 years 6 months			9 years 8 months 12 days
Outstanding Vested and expected to vest Weighted Average Remaining Contractual Term	9 years 8 months 12 days

[1]	For periods after April 30, 2012, the weighted average exercise price reflects the November 9, 2012, modified exercise price as discussed above.